Financial Income and Expenses	12 Months Ended
Mar. 31, 2025
Financial Income and Expenses [Abstract]
Financial income and expenses

10.    Financial income and expenses

Financial income and expenses consist of the following:

	For the fiscal year ended March 31,
(In millions)	2023	2024	2025
Financial income
Change in fair value of warrant liability	¥—	¥—	¥1,435
Net gain on sale of other financial assets (non-current assets)	—	—	11
Derivative gains	—	61	9
Others	0	6	2
Total	¥0	¥67	¥1,457

Financial expenses
Impairment loss of other financial assets (non-current assets)	¥—	¥11	¥4
Interest expenses	3	6	35
Derivative losses	4	—	—
Total	¥7	¥17	¥39